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                             METLIFE ADVISERS, LLC
                              501 Boylston Street
                           Boston, Massachusetts 02116

                                          May 2, 2003

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

     Re: Filing pursuant to Rule 497(j) in connection with the Metropolitan Series Fund, Inc. Registration Statement on Form N-1A

Ladies and Gentlemen:

     On behalf of the Metropolitan Series Fund, Inc. (the "Fund"), we hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the Statement of Additional Information ("SAI") contained in Post-Effective Amendment No. 35 to the Fund's Registration Statement, which was filed via EDGAR on April 30, 2003, if filed under Rule 497(c), would not differ from the SAI contained in such Amendment.

     Please direct questions or comments to me by telephone at (617) 578-2410.


                                                Sincerely,

                                                /s/ Scott Harney

                                                Scott Harney